                                          UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     02/10/2011
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            60

Form 13F Information Table Value Total:    $2,850,268

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    10273  164740   SH       SOLE                1611100
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    42569  572704   SH       SOLE                5677300
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     7572  193061   SH       SOLE                1902660
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      16937  391069   SH       SOLE                3780010
HEINEKEN NV ADR                ADR              2419176      17716  719844   SH       SOLE                7164740
NOVARTIS AG ADR                ADR              66987V109    21452  363904   SH       SOLE                 353574
SK TELECOM - ADR               ADR              78440P108   130717 7016467   SH       SOLE                6897511
UNILEVER ( ul )                ADR              904767704     9163  296738   SH       SOLE                 295908
UNILEVER (UN)                  ADR              904784709    42383 1349789   SH       SOLE                1340742
HONDA MOTOR CO LTD             COM              6435145     140320 3539855   SH       SOLE                3506855
3M CO                          COM              88579Y101    77711  900471   SH       SOLE                 894608
ACMAT CORP CLASS A             COM              004616207     1349   51890   SH       SOLE                  51890
AMERICAN EXPRESS COMPANY       COM              025816109    16677  388571   SH       SOLE                 383375
AMERICAN NATIONAL INSURANCE CO COM              028591105    36720  428873   SH       SOLE                 417433
ARTHUR J GALLAGHER             COM              363576109     6981  240049   SH       SOLE                 199659
AT&T INC                       COM              00206R102    11614  395291   SH       SOLE                 343841
AUTOMATIC DATA PROCESSING      COM              053015103    12799  276554   SH       SOLE                 236709
AVATAR HOLDINGS INC            COM              053494100     5675  286320   SH       SOLE                 285625
BANK OF NEW YORK MELLON CORP   COM              064058100    43124 1427962   SH       SOLE                1403931
BAXTER INTERNATIONAL INC       COM              071813109   152441 3011480   SH       SOLE                2981503
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   147190    1222   SH       SOLE                   1219
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    12166  151863   SH       SOLE                 147109
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103    15138  690275   SH       SOLE                 667465
BROWN AND BROWN INC.           COM              115236101    59840 2499603   SH       SOLE                2471411
CINTAS CORP.                   COM              172908105    15996  572111   SH       SOLE                 559326
COCA COLA COMPANY              COM              191216100     9377  142569   SH       SOLE                 142569
COMCAST CORP SPECIAL CLASS A   COM              20030N200    39156 1881606   SH       SOLE                1859139
CONOCOPHILLIPS                 COM              20825c104   171065 2511969   SH       SOLE                2470911
DEVON ENERGY                   COM              25179M103    95487 1216237   SH       SOLE                1204373
EMERSON ELECTRIC COMPANY       COM              291011104   113590 1986881   SH       SOLE                1970827
EXXON MOBIL CORPORATION        COM              30231G102      224    3070   SH       SOLE                   3070
FEDERATED INVESTORS INC (PA.)  COM              314211103    47917 1831004   SH       SOLE                1743029
FINISHMASTER                   COM              31787p108     1583   75560   SH       SOLE                  75560
G & K SERVICES INC             COM              361268105     4836  156469   SH       SOLE                 141524
GENUINE PARTS CO               COM              372460105    16220  315929   SH       SOLE                 292189
HENRY SCHEIN INC               COM              806407102    25063  408254   SH       SOLE                 400720
HOME DEPOT INC                 COM              437076102     6291  179436   SH       SOLE                 138746
JEFFERIES GROUP INC. NEW       COM              472319102     1901   71385   SH       SOLE                  69685
KRAFT FOODS INC-A              COM              50075n104      299    9498   SH       SOLE                   9498
LEUCADIA NATIONAL CORP         COM              527288104    33248 1139405   SH       SOLE                1136331
LOCKHEED MARTIN CORP COM       COM              539830109     4485   64155   SH       SOLE                  50970
MASTERCARD INC.                COM              57636Q104    22567  100695   SH       SOLE                  99685
MCDONALDS CORP                 COM              580135101     6955   90606   SH       SOLE                  90606
NATIONAL WESTERN LIFE INS CO   COM              638522102    21202  127170   SH       SOLE                 125797
NORFOLK SOUTHERN CORP          COM              655844108    42507  676653   SH       SOLE                 670113
RAYONIER INC                   COM              754907103     1011   19256   SH       SOLE                  19168
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      746   39840   SH       SOLE                  39840
SYSCO CORP                     COM              871829107     9540  324478   SH       SOLE                 324478
TORCHMARK CORP                 COM              891027104    43051  720633   SH       SOLE                 716855
TOWERS WATSON                  COM              891894107    12431  238782   SH       SOLE                 237664
TRANSATLANTIC HLDGS            COM              893521104    79138 1533086   SH       SOLE                1521497
TRUMANSBURG HOME TEL CO        COM              897991105      151   15100   SH       SOLE                  15100
UNIFIRST CORP                  COM              904708104    41604  755751   SH       SOLE                 738254
UNION PACIFIC                  COM              907818108    93556 1009668   SH       SOLE                 999814
US BANCORP                     COM              902973304    22943  850700   SH       SOLE                 850700
WAL-MART STORES INC            COM              931142103    84711 1570762   SH       SOLE                1553086
WELLS FARGO & COMPANY          COM              949746101    41282 1332119   SH       SOLE                1306894
COCA COLA FEMSA                COM              191241108   156579 1899534   SH       SOLE                1894508
JOHNSON & JOHNSON              COM              478160104   163867 2649428   SH       SOLE                2586649
PHILIP MORRIS INTERNATIONAL    COM              718172109   381160 6512213   SH       SOLE                6452704